Long-Term Debt - Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024	$ 6,663
2025	6,559
2026	13,381
2027	4,796
2028	3,835
Thereafter	16,246
Total	51,480	$ 39,829
Parent Company
Debt Instrument [Line Items]
2024	5,475
2025	2,030
2026	3,906
2027	4,763
2028	3,824
Thereafter	14,334
Total	$ 34,332	$ 26,983